Osterweis Growth & Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 59.4%	Shares	Value
Aerospace & Defense - 5.1%
Airbus SE - ADR	64,305	$3,367,010
L3Harris Technologies, Inc.	17,168	4,306,421
The Boeing Co. (a)	7,475	1,566,237
		9,239,668

Banks - 2.0%
JPMorgan Chase & Co.	12,790	3,707,949

Broadline Retail - 3.5%
Amazon.com, Inc. (a)	28,967	6,355,070

Chemicals - 3.2%
Air Products & Chemicals, Inc.	13,035	3,676,652
Linde PLC	4,460	2,092,543
		5,769,195

Commercial Services & Supplies - 1.9%
Waste Connections, Inc.	19,050	3,557,016

Consumer Staples Distribution & Retail - 0.0%(b)
Southeastern Grocers, Inc. (a)(c)	7,928	318
Tops Holding, Litigation Trust Proceeds (a)(c)	2,292,000	1,721
		2,039

Electrical Equipment - 1.3%
AMETEK, Inc.	13,120	2,374,195

Electronic Equipment, Instruments & Components - 0.9%
Keysight Technologies, Inc. (a)	10,215	1,673,830

Financial Services - 2.6%
Visa, Inc. - Class A	13,170	4,676,008

Ground Transportation - 0.9%
Old Dominion Freight Line, Inc.	9,854	1,599,304

Health Care Providers & Services - 1.0%
Labcorp Holdings, Inc.	6,975	1,831,007

Insurance - 3.5%
Brown & Brown, Inc.	28,365	3,144,827
The Progressive Corp.	11,858	3,164,426
		6,309,253

Interactive Media & Services - 3.9%
Alphabet, Inc. - Class C	39,915	7,080,522

IT Services - 1.2%
Accenture PLC - Class A	7,384	2,207,004

Life Sciences Tools & Services - 2.4%
Danaher Corp.	21,807	4,307,755

Machinery - 1.0%
Deere & Co.	3,730	1,896,668

Metals & Mining - 0.3%
Real Alloy Equity (a)(c)	9	582,173

Pharmaceuticals - 1.6%
Novartis AG - ADR	24,480	2,962,325

Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	13,773	3,278,250
Applied Materials, Inc.	17,390	3,183,587
Broadcom, Inc.	19,635	5,412,388
NVIDIA Corp.	11,700	1,848,483
		13,722,708

Software - 9.6%
Intuit, Inc.	3,799	2,992,206
Microsoft Corp.	20,214	10,054,646
Salesforce, Inc.	8,816	2,404,035
Synopsys, Inc. (a)	4,068	2,085,582
		17,536,469

Specialty Retail - 2.0%
AutoZone, Inc. (a)	979	3,634,273

Trading Companies & Distributors - 1.8%
Ferguson Enterprises, Inc.	14,670	3,194,392

Water Utilities - 2.2%
American Water Works Co., Inc.	28,680	3,989,675
TOTAL COMMON STOCKS (Cost $67,859,961)		108,208,498

CORPORATE BONDS - 30.0%	Par	Value
Aerospace & Defense - 0.3%
Rolls-Royce PLC, 3.63%, 10/14/2025 (d)	572,000	571,230

Automobile Components - 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (d)	350,000	361,048
7.50%, 02/15/2033 (d)	400,000	409,391
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	750,000	750,309
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (d)	600,000	434,627
The Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	138,000	138,440
5.00%, 07/15/2029	500,000	488,725
6.63%, 07/15/2030	500,000	509,464
		3,092,004

Automobiles - 0.3%
Ford Motor Co., 9.63%, 04/22/2030	500,000	575,202

Beverages - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (d)	300,000	291,155

Building Products - 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (d)	500,000	495,666
Griffon Corp., 5.75%, 03/01/2028	500,000	500,266
		995,932

Chemicals - 0.7%
Consolidated Energy Finance SA
6.50%, 05/15/2026 (d)	100,000	97,162
5.63%, 10/15/2028 (d)	400,000	344,956
12.00%, 02/15/2031 (d)	250,000	246,006
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (d)	500,000	507,135
		1,195,259

Commercial Services & Supplies - 0.8%
Deluxe Corp., 8.13%, 09/15/2029 (d)	750,000	774,806
Pitney Bowes, Inc., 7.25%, 03/15/2029 (d)	725,000	739,865
		1,514,671

Computers & Peripherals - 1.0%
CPI CG, Inc., 10.00%, 07/15/2029 (d)	600,000	640,500
Western Digital Corp., 4.75%, 02/15/2026	106,000	105,837
Xerox Corp., 10.25%, 10/15/2030 (d)	500,000	524,124
Xerox Holdings Corp.
5.50%, 08/15/2028 (d)	250,000	191,756
8.88%, 11/30/2029 (d)	500,000	378,040
		1,840,257

Construction & Engineering - 1.6%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (d)	750,000	747,676
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (d)	600,000	577,117
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (d)	500,000	501,540
Tutor Perini Corp., 11.88%, 04/30/2029 (d)	1,000,000	1,126,402
		2,952,735

Consumer Finance - 1.7%
Enova International, Inc.
11.25%, 12/15/2028 (d)	400,000	429,999
9.13%, 08/01/2029 (d)	350,000	368,723
EZCORP, Inc., 7.38%, 04/01/2032 (d)	500,000	526,936
FirstCash, Inc.
5.63%, 01/01/2030 (d)	500,000	499,262
6.88%, 03/01/2032 (d)	500,000	518,052
OneMain Finance Corp., 7.13%, 03/15/2026	242,000	245,733
Synchrony Financial, 4.50%, 07/23/2025	500,000	499,670
		3,088,375

Consumer Staples Distribution & Retail - 1.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (d)	500,000	451,951
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (d)	750,000	777,551
Performance Food Group, Inc., 5.50%, 10/15/2027 (d)	750,000	749,064
United Natural Foods, Inc., 6.75%, 10/15/2028 (d)	625,000	617,295
US Foods, Inc., 4.75%, 02/15/2029 (d)	470,000	462,148
		3,058,009

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (d)	200,000	189,101

Energy Equipment & Services - 0.3%
Tidewater, Inc., 9.13%, 07/15/2030 (d)	500,000	514,794

Entertainment - 0.4%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (d)	750,000	778,038

Financial Services - 0.9%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (d)	250,000	247,855
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031 (c)(d)	642,000	393,403
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026 (d)	250,000	249,185
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (d)	320,000	320,159
5.50%, 04/15/2029 (d)	430,000	417,857
		1,628,459

Food Products - 0.2%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (d)	494,000	466,887

Ground Transportation - 0.3%
RXO, Inc., 7.50%, 11/15/2027 (d)	500,000	513,036

Health Care Equipment & Supplies - 0.6%
Varex Imaging Corp., 7.88%, 10/15/2027 (d)	1,100,000	1,114,236

Health Care Providers & Services - 0.5%
Owens & Minor, Inc., 4.50%, 03/31/2029 (d)	1,000,000	893,692

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.
5.75%, 03/01/2027 (d)	500,000	504,284
6.00%, 05/01/2029 (d)	250,000	252,763
NCL Corp. Ltd., 5.88%, 02/15/2027 (d)	750,000	753,377
Travel + Leisure Co., 6.60%, 10/01/2025 (e)	750,000	753,003
		2,263,427

Household Durables - 1.7%
Adams Homes, Inc., 9.25%, 10/15/2028 (d)	750,000	773,384
Empire Communities Corp., 9.75%, 05/01/2029 (d)	500,000	511,948
Mattamy Group Corp., 5.25%, 12/15/2027 (d)	500,000	497,911
STL Holding Co. LLC, 8.75%, 02/15/2029 (d)	250,000	262,110
The New Home Co., Inc.
9.25%, 10/01/2029 (d)	750,000	778,735
8.50%, 11/01/2030 (d)	250,000	255,110
		3,079,198

Industrial Conglomerates - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	178,000	176,885

Industrial Power & Renewable Electricity Products - 0.3%
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (d)	500,000	502,710

IT Services - 0.6%
Unisys Corp., 10.63%, 01/15/2031 (d)	1,000,000	1,034,467

Machinery - 0.9%
Enpro, Inc., 6.13%, 06/01/2033 (d)	500,000	512,411
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (d)	500,000	526,844
Wabash National Corp., 4.50%, 10/15/2028 (d)	750,000	680,085
		1,719,340

Media - 0.4%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (d)	700,000	697,645

Metals & Mining - 1.8%
Century Aluminum Co., 7.50%, 04/01/2028 (d)	750,000	764,030
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (d)	250,000	253,517
Coeur Mining, Inc., 5.13%, 02/15/2029 (d)	600,000	585,422
Hecla Mining Co., 7.25%, 02/15/2028	500,000	504,276
Perenti Finance Pty Ltd.
6.50%, 10/07/2025 (d)	118,808	118,808
7.50%, 04/26/2029 (d)	500,000	517,480
SunCoke Energy, Inc., 4.88%, 06/30/2029 (d)	500,000	465,668
		3,209,201

Mortgage Real Estate Investment Trusts - REITS - 0.6%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (d)	500,000	531,186
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (d)	500,000	503,088
		1,034,274

Oil, Gas & Consumable Fuels - 1.4%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026 (d)	288,000	288,270
9.75%, 07/15/2028 (d)	250,000	249,495
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	450,000	456,982
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (d)	800,000	812,578
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (d)	750,000	758,276
		2,565,601

Passenger Airlines - 2.0%
Allegiant Travel Co., 7.25%, 08/15/2027 (d)	1,000,000	1,000,898
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (d)	1,044,333	1,042,605
JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.88%, 09/20/2031 (d)	850,000	827,158
United Airlines, Inc., 4.38%, 04/15/2026 (d)	750,000	745,519
		3,616,180

Personal Care Products - 0.3%
Coty, Inc., 5.00%, 04/15/2026 (d)	500,000	501,573

Professional Services - 1.1%
CACI International, Inc., 6.38%, 06/15/2033 (d)	500,000	516,030
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (d)	750,000	716,691
KBR, Inc., 4.75%, 09/30/2028 (d)	750,000	722,029
		1,954,750

Software - 0.4%
Fair Isaac Corp., 5.25%, 05/15/2026 (d)	500,000	500,658
NCR Voyix Corp., 5.00%, 10/01/2028 (d)	175,000	173,338
		673,996

Specialty Retail - 1.5%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	500,000	500,378
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (d)	500,000	494,307
Penske Automotive Group, Inc., 3.50%, 09/01/2025	750,000	747,974
Sonic Automotive, Inc., 4.63%, 11/15/2029 (d)	500,000	485,189
Upbound Group, Inc., 6.38%, 02/15/2029 (d)	600,000	590,782
		2,818,630

Textiles, Apparel & Luxury Goods - 0.4%
The William Carter Co., 5.63%, 03/15/2027 (d)	750,000	747,268

Trading Companies & Distributors - 1.3%
GGAM Finance Ltd., 7.75%, 05/15/2026 (d)	500,000	505,479
Herc Holdings, Inc.
5.50%, 07/15/2027 (d)	500,000	500,442
7.00%, 06/15/2030 (d)	1,000,000	1,044,570
WESCO Distribution, Inc., 7.25%, 06/15/2028 (d)	250,000	253,322
		2,303,813

Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (d)	400,000	350,362
TOTAL CORPORATE BONDS (Cost $54,420,996)		54,522,392

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Industrial REITs - 1.6%
Terreno Realty Corp.	53,250	2,985,727

Specialized REITs - 1.7%
Lamar Advertising Co. - Class A	25,560	3,101,962
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,214,949)		6,087,689

CONVERTIBLE BONDS - 2.9%	Par	Value
Automobiles - 0.1%
Ford Motor Co., 0.00%, 03/15/2026 (f)	100,000	99,050

Consumer Finance - 0.7%
EZCORP, Inc., 3.75%, 12/15/2029 (d)	145,000	210,794
LendingTree, Inc., 0.50%, 07/15/2025	1,000,000	993,750
		1,204,544

Health Care Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (f)	250,000	242,155

Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc., 0.00%, 03/15/2026 (f)	750,000	724,872

Interactive Media & Services - 0.1%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (d)	250,000	242,125

IT Services - 0.4%
Okta, Inc., 0.13%, 09/01/2025	287,000	285,565
Wix.com Ltd., 0.00%, 08/15/2025 (f)	500,000	498,750
		784,315

Machinery - 0.1%
John Bean Technologies Corp., 0.25%, 05/15/2026	250,000	249,275

Media - 0.5%
Cable One, Inc., 0.00%, 03/15/2026 (f)	1,000,000	948,600

Pharmaceuticals - 0.2%
Jazz Investments I Ltd., 2.00%, 06/15/2026	250,000	253,312

Specialty Retail - 0.3%
Wayfair, Inc., 0.63%, 10/01/2025 (a)	500,000	489,250
TOTAL CONVERTIBLE BONDS (Cost $5,183,462)		5,237,498

SHORT-TERM INVESTMENTS - 4.3%		Value
Commercial Paper - 2.7%	Par
Chemicals — 0.6%
FMC Corp., 5.27%, 07/03/2025 (g)	1,000,000	999,573

Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc., 4.90%, 07/14/2025 (g)	1,000,000	998,025

Ground Transportation — 0.5%
Ryder System, Inc., 4.61%, 07/11/2025 (g)	1,000,000	998,598

Industrial Power & Renewable Electricity Products — 0.5%
Brookfield Renewable Partners, 4.83%, 07/22/2025 (g)	1,000,000	997,176

Specialized REITs — 0.6%
Crown Castle International Corp., 5.03%, 07/01/2025 (g)	1,000,000	999,862
Total Commercial Paper (Cost $4,993,868)		4,993,234

Money Market Funds - 1.6%	Shares
Federated Hermes US Treasury Cash Reserves - Institutional Class, 4.12%(h)	2,910,977	2,910,977
TOTAL SHORT-TERM INVESTMENTS (Cost $7,904,845)		7,904,211

TOTAL INVESTMENTS - 99.9% (Cost $140,584,213)		181,960,288
Other Assets in Excess of Liabilities - 0.1%		123,314
TOTAL NET ASSETS - 100.0%		$182,083,602
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $977,615 or 0.5% of net assets as of June 30, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $48,022,167 or 26.4% of the Fund’s net assets.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	The rate shown is the annualized effective yield as of June 30, 2025.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Osterweis Growth & Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	107,624,286	–	584,211	108,208,497
Corporate Bonds	–	54,128,988	393,404	54,522,392
Real Estate Investment Trusts - Common	6,087,689	–	–	6,087,689
Convertible Bonds	–	5,237,498	–	5,237,498
Commercial Paper	–	4,993,235	–	4,993,235
Money Market Funds	2,910,977	–	–	2,910,977
Total Investments	116,622,952	64,359,721	977,615	181,960,288

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2025	$637,004	$387,077	$1,024,081
Acquisitions	-	-	-
Dispositions	(1,612)	-	(1,612)
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation/depreciation	(51,181)	6,327	(44,854)
Transfer in and/or out of Level 3	-	-	-
Balance as of June 30, 2025	$584,211	$393,404	$977,615

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2025	$(51,181)	$6,327	$(44,854)

Type of Security	Fair Value at 6/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Data	Last Trade Price	$74,250.00
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.2434
	$584,211	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
Private Mortgage Backed Obligations	$393,404	Discounted Cash Flow	Adjustment to yield	300 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.